Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2025
Current Assets
Schedule of Other Current Assets
	Consolidated
	30 June 2025	30 June 2024
	A$	A$
Current Assets
Other receivable	-	104,868
Prepayments	247,846	288,987
GST (payable)/receivable	43,656	(65,061)

Total	291,502	328,794